Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) Unaudited - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) Unaudited
Revenue from mining operations	$ 21,805	$ 14,787	$ 40,641	$ 27,180
Cost of sales	11,581	10,090	19,855	20,144
Mine operating income	10,224	4,697	20,786	7,036
Operating expenses
General and administrative expenses	1,973	1,791	4,096	3,063
Share-based payments	1,320	647	1,682	1,070
Income loss	6,931	2,259	15,008	2,903
Other items
Interest and other income	170	151	333	154
Gain (loss) on long-term investments	(81)	223	363	355
Unrealized gain on derivative liability	1,509	0	1,914	0
Foreign exchange (loss) gain	(1,431)	92	(1,530)	172
Finance cost	(4)	(3)	(9)	(5)
Accretion of reclamation provision	(52)	(51)	(100)	(102)
Interest expense	(110)	(81)	(191)	(171)
Other expenses	(421)	0	(421)	0
Income before income taxes	6,511	2,590	15,367	3,306
Income taxes:
Current income tax expense	(3,061)	(576)	(5,093)	(775)
Deferred income tax (expense) recovery	(586)	(774)	(1,793)	(692)
Income tax expense	(3,647)	(1,350)	(6,886)	(1,467)
Net income	2,864	1,240	8,481	1,839
Items that may be reclassified subsequently to profit or loss:
Currency translation differences	1,419	(13)	1,514	(124)
Total comprehensive income	$ 4,283	$ 1,227	$ 9,995	$ 1,715
Earnings (loss) per share
Basic	$ 0.02	$ 0.01	$ 0.06	$ 0.01
Diluted	$ 0.02	$ 0.01	$ 0.06	$ 0.01
Weighted average number of common shares outstanding
Basic	144,108,234	133,622,131	142,194,583	131,834,975
Diluted	154,134,484	138,948,601	151,901,381	137,207,540